Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 28, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 01, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Nov. 16, 2020
Leatherback Long/Short Alternative Yield ETF
Account Value [Line Items]
Account Value	$ 15,708	$ 15,219	$ 14,543	$ 14,949	$ 14,550	$ 15,011	$ 14,387	$ 14,233	$ 14,310	$ 14,078	$ 13,634	$ 14,074	$ 14,279	$ 14,637	$ 14,296	$ 13,627	$ 14,746	$ 14,655	$ 14,869	$ 15,724	$ 15,633	$ 15,670	$ 14,833	$ 13,466	$ 14,380	$ 14,474	$ 14,276	$ 15,269	$ 14,426	$ 14,264	$ 13,678	$ 13,433	$ 12,773	$ 11,593	$ 12,084	$ 12,047	$ 12,246	$ 11,925	$ 11,847	$ 12,513	$ 12,008	$ 11,542	$ 10,702	$ 10,319	$ 10,437	$ 9,921	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	16,510	16,119	15,925	15,374	14,648	15,271	14,795	14,045	13,813	13,213	12,107	12,367	12,986	13,197	12,786	11,993	11,941	11,758	11,342	11,625	10,938	11,607	10,992	10,169	11,201	11,677	10,691	11,653	11,632	12,743	12,287	12,666	13,357	12,784	12,873	12,030	12,617	12,245	11,961	11,688	11,607	11,019	10,556	10,273	10,378	9,994	10,000
Leatherback Long/Short Alternative Yield ETF (MKT)
Account Value [Line Items]
Account Value	15,704	15,230	14,460	14,945	14,556	15,042	14,405	14,256	14,310	14,071	13,638	14,081	14,290	14,619	14,308	13,651	14,731	14,647	14,882	15,743	15,645	15,661	14,841	13,481	14,414	14,492	14,306	15,303	14,402	14,299	13,688	13,437	12,780	11,598	12,095	12,046	12,249	11,942	11,829	12,515	12,007	11,555	10,727	10,290	10,451	9,931	10,000
Wilshire Liquid Alternative Equity Hedge Total Return Index
Account Value [Line Items]
Account Value	$ 13,272	$ 13,083	$ 12,945	$ 12,833	$ 12,540	$ 12,755	$ 12,457	$ 12,207	$ 12,028	$ 11,766	$ 11,332	$ 11,419	$ 11,611	$ 11,650	$ 11,476	$ 11,148	$ 11,192	$ 11,070	$ 10,963	$ 11,121	$ 10,806	$ 11,051	$ 10,690	$ 10,289	$ 10,764	$ 10,985	$ 10,665	$ 11,126	$ 11,099	$ 11,261	$ 11,166	$ 11,344	$ 11,536	$ 11,309	$ 11,449	$ 11,160	$ 11,398	$ 11,260	$ 11,178	$ 11,177	$ 11,053	$ 10,763	$ 10,446	$ 10,177	$ 10,220	$ 10,019	$ 10,000